Sep. 30, 2015

VOYA SERIES FUND, INC.

Voya Capital Allocation Fund

(the "Fund")

Supplement dated November 30, 2015 to the Fund's

Class A, Class B, Class C, Class I, Class O and Class W Prospectus

dated September 30, 2015

("Prospectus")

On November 19, 2015, the Fund's Board of Directors approved a revision to the Fund's principal investment strategies to allow the Fund to invest up to 30% of its total assets in exchange-traded funds. Effective November 30, 2015, the Fund's Prospectus is hereby revised as follows:

1.            The ninth paragraph of the section entitled "Principal Investment Strategies" of the Fund's Prospectus is deleted and replaced with the following:

The Fund may invest up to 30% of its total assets in exchange-traded funds.